Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013 item	May 31, 2012	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Nature of Operations and Summary of Significant Accounting Policies
Number of Operating segments	3		3
Trade Accounts Receivable
Costs and estimated earnings in excess of billings	$ 12,588,000		$ 4,265,000	$ 14,570,000
Trade	96,153,000		48,392,000	60,172,000
Retainages	3,407,000		3,129,000	5,358,000
Accounts receivable, gross	112,148,000		55,786,000	80,100,000
Allowance for doubtful accounts	(4,584,000)		(3,515,000)	(3,259,000)
Accounts receivable, net	107,564,000		52,271,000	76,841,000
Inventories
Crushed stone, agricultural lime and sand	74,945,000		76,927,000	84,016,000
Safety equipment	16,499,000		16,057,000	16,901,000
Parts, tires and supplies	11,373,000		11,331,000	11,313,000
Raw materials	10,856,000		9,247,000	9,400,000
Concrete blocks	3,654,000		4,210,000	4,547,000
Building materials	4,214,000		3,921,000	3,982,000
Other	3,271,000		3,451,000	2,036,000
Total Inventory	124,812,000		125,144,000	132,195,000
Property, Plant and Equipment
Property, plant and equipment	884,210,000		876,346,000	839,040,000
Less: Accumulated depreciation and depletion	(514,121,000)		(504,478,000)	(467,466,000)
Property, plant and equipment, net	370,089,000		371,868,000	371,574,000
Depreciation expense	11,100,000	10,800,000	47,500,000	48,700,000	43,200,000
Limestone and sand acreage
Property, Plant and Equipment
Property, plant and equipment	144,076,000		144,076,000	142,034,000
Land, buildings and building improvements
Property, Plant and Equipment
Property, plant and equipment	100,669,000		100,074,000	96,504,000
Crushing, prestressing and manufacturing plants
Property, Plant and Equipment
Property, plant and equipment	327,449,000		326,066,000	310,130,000
Contracting equipment, vehicles and other
Property, Plant and Equipment
Property, plant and equipment	302,515,000		300,450,000	281,543,000
Construction in progress
Property, Plant and Equipment
Property, plant and equipment	$ 9,501,000		$ 5,680,000	$ 8,829,000